Reaudit of the Financial Statements	12 Months Ended
Dec. 31, 2018
Reaudit of the Financial Statements [Abstract]
Reaudit of the Financial Statements
27	Reaudit of the Financial Statements

The financial statements are re-audited as the Company has undertaken a restatement of its financial statement for the year ended December 31, 2018, the details of which are mentioned in Note 24 the restatement mainly pertains to revenue, other payable and trade account receivable.